Significant components of deferred income tax assets are as follows (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Significant components of deferred income tax assets are as follows
Net operating losses	$ 3,100,000	$ 2,000,000
Valuation allowance	(3,100,000)	(2,000,000)
Net deferred tax income tax assets	$ 0	$ 0